Other Matters - Termination of a Storage Sublease Agreement (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Other Matters [Abstract]
Storage sublease agreement term			5
Storage sublease agreement number of payments			5
Storage sublease agreement period of benefit			4
Gain on termination of contract	$ 0	$ 0	$ 16,205